OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Other receivables	$ 2,174,000	$ 2,937,000
Deferred Tax Assets, Net, Current	3,085,000	0
Prepaid expenses	2,257,000	4,089,000
Other receivables, prepaid expenses and accrued income	7,516,000	7,026,000
Loss Contingency, Receivable		$ 2,000,000